Long-Term Debt (Schedule Of Repayments, Maturities and Other) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Cc Investments [Member]	Dec. 31, 2011 CC Finco, LLC [Member]
Principal amount of debt repurchased	$ 185,185	$ 80,000
Deferred loan costs and other	104
Purchase accounting adjustments(1)		(20,476)
Gain recorded in "Other income (expense) - net"(2)	(60,289)	(4,274)
Cash paid for repurchases of long-term debt	$ 125,000	$ 55,250